Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 3,294,788	$ 4,565,136
Margin cash	158,815	159,562
Trade accounts receivable	3,877,391	4,231,924
Inventories	6,761,314	6,107,165
Dividends receivable	2,550	1,465
Biological assets	1,874,438	1,826,766
Recoverable taxes	995,636	957,211
Derivative assets	144,697	155,602
Other current assets	507,887	433,372
TOTAL CURRENT ASSETS	17,617,516	18,438,203
NON-CURRENT ASSETS
Long-term investments	49,224	45,780
Recoverable taxes	2,011,523	1,874,572
Biological assets	633,547	611,799
Related party receivables	31,398	41,231
Deferred income taxes	539,593	547,014
Other non-current assets	509,245	488,803
TOTAL OTHER NON-CURRENT ASSETS	3,774,530	3,609,199
Investments in equity-accounted investees	293,924	171,612
Property, plant and equipment	14,102,843	13,645,658
Right of use assets	1,617,901	1,613,647
Intangible assets	1,806,930	1,825,592
Goodwill	5,966,655	5,852,575
TOTAL NON-CURRENT ASSETS	27,562,783	26,718,283
TOTAL ASSETS	45,180,299	45,156,486
CURRENT LIABILITIES
Trade accounts payable	5,453,317	6,198,100
Supply chain finance	1,156,528	1,134,459
Loans and financing	840,120	833,085
Income taxes	163,661	288,030
Other taxes payable	159,119	152,959
Payroll and social charges	1,291,550	1,560,159
Lease liabilities	365,383	354,887
Dividends payable	1,071,287
Provisions for legal proceedings	231,209	159,217
Derivative liabilities	126,672	156,405
Other current liabilities	861,702	704,509
TOTAL CURRENT LIABILITIES	11,720,548	11,541,810
NON-CURRENT LIABILITIES
Loans and financing	20,524,854	20,257,483
Income and other taxes payable	420,390	407,727
Payroll and social charges	305,282	288,065
Lease liabilities	1,416,771	1,412,398
Deferred income taxes	1,199,170	1,169,300
Provisions for legal proceedings	219,022	209,358
Related party payables	176,220	190,998
Derivative liabilities	87,353	114,376
Other non-current liabilities	49,993	42,180
TOTAL NON-CURRENT LIABILITIES	24,399,055	24,091,885
EQUITY
Share capital - common shares	41,560	35,114
Reserves	7,970,634	6,582,694
Undistributed results	220,594	2,085,772
Attributable to company shareholders	8,232,788	8,703,580
Attributable to non-controlling interest	827,908	819,211
TOTAL EQUITY	9,060,696	9,522,791
TOTAL LIABILITIES AND EQUITY	$ 45,180,299	$ 45,156,486